Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
January 31, 2022
GSV-S-NPRT1-0422
1.907948.112
Common Stocks - 97.4%
	Shares	Value ($)
Bailiwick of Jersey - 1.5%
Experian PLC	5,443,389	227,358,934
Belgium - 0.8%
Azelis Group NV	1,416,570	36,069,730
UCB SA	910,500	90,599,552
TOTAL BELGIUM		126,669,282
Canada - 2.6%
CAE, Inc. (a)	3,256,500	82,235,495
Canadian Pacific Railway Ltd.	2,927,540	209,440,654
Franco-Nevada Corp.	794,628	105,064,806
TOTAL CANADA		396,740,955
Denmark - 0.9%
Vestas Wind Systems A/S	5,167,100	139,823,752
Finland - 0.5%
Kone OYJ (B Shares)	1,202,400	77,872,422
France - 8.5%
Edenred SA	2,061,019	88,525,661
Legrand SA	2,181,748	222,043,237
LVMH Moet Hennessy Louis Vuitton SE	877,296	720,591,151
Safran SA	1,669,200	202,088,754
Sanofi SA	681,800	71,290,399
TOTAL FRANCE		1,304,539,202
Germany - 5.8%
Deutsche Borse AG	759,945	135,082,081
Linde PLC	1,288,701	409,832,703
SAP SE	1,491,329	187,103,874
Vonovia SE	2,618,562	149,142,250
TOTAL GERMANY		881,160,908
Hong Kong - 3.6%
AIA Group Ltd.	33,923,501	354,154,983
Hong Kong Exchanges and Clearing Ltd.	3,501,825	199,869,246
TOTAL HONG KONG		554,024,229
India - 1.7%
Housing Development Finance Corp. Ltd.	2,096,000	71,561,858
Kotak Mahindra Bank Ltd. (a)	3,040,100	76,247,664
Reliance Industries Ltd.	925,000	29,828,801
Reliance Industries Ltd. sponsored GDR (b)	1,405,992	90,452,750
TOTAL INDIA		268,091,073
Ireland - 1.6%
CRH PLC sponsored ADR	4,962,640	250,166,682
Italy - 1.4%
Interpump Group SpA	1,749,620	108,045,358
Prada SpA	18,530,100	113,308,787
TOTAL ITALY		221,354,145
Japan - 15.3%
Azbil Corp.	4,578,205	179,821,421
FANUC Corp.	1,295,715	256,225,485
Hoya Corp.	2,512,600	325,804,684
Keyence Corp.	896,187	459,674,619
Lasertec Corp.	888,900	199,413,578
Misumi Group, Inc.	6,870,106	222,879,166
OSG Corp.	2,209,046	38,890,846
Recruit Holdings Co. Ltd.	9,978,905	493,243,368
SHO-BOND Holdings Co. Ltd.	2,013,800	88,184,914
USS Co. Ltd.	4,502,000	73,475,760
TOTAL JAPAN		2,337,613,841
Kenya - 0.6%
Safaricom Ltd.	269,131,800	87,420,453
Netherlands - 8.8%
Aalberts Industries NV	487,383	29,793,785
Airbus Group NV (a)	2,250,000	287,309,657
ASML Holding NV (Netherlands)	1,388,546	940,454,341
IMCD NV	489,379	84,182,951
TOTAL NETHERLANDS		1,341,740,734
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	9,222,862	43,779,964
Norway - 0.7%
Adevinta ASA Class B (a)	4,179,488	43,848,501
Schibsted ASA (B Shares)	2,431,254	63,713,415
TOTAL NORWAY		107,561,916
South Africa - 0.2%
Clicks Group Ltd.	1,922,922	36,823,984
Spain - 2.9%
Amadeus IT Holding SA Class A (a)	4,988,233	342,992,041
Cellnex Telecom SA (b)	2,212,942	100,347,214
TOTAL SPAIN		443,339,255
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	12,220,437	334,621,369
Atlas Copco AB (A Shares)	6,262,326	370,642,480
Epiroc AB (A Shares)	6,840,869	145,978,210
TOTAL SWEDEN		851,242,059
Switzerland - 10.0%
Nestle SA (Reg. S)	5,548,580	716,534,610
Roche Holding AG (participation certificate)	1,712,304	662,660,590
Schindler Holding AG:
(participation certificate)	234,581	58,876,080
(Reg.)	156,202	39,186,871
Temenos Group AG	414,150	49,642,022
TOTAL SWITZERLAND		1,526,900,173
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,668,885	293,161,756
United Kingdom - 4.0%
Compass Group PLC	10,677,200	242,667,686
Dechra Pharmaceuticals PLC	1,198,752	67,332,777
InterContinental Hotel Group PLC ADR (a)(c)	1,621,930	108,085,415
Rightmove PLC	10,490,245	92,455,782
Spectris PLC	2,410,086	109,981,136
TOTAL UNITED KINGDOM		620,522,796
United States of America - 18.2%
Alphabet, Inc. Class A (a)	63,087	170,717,838
Autoliv, Inc.	928,634	91,971,911
Black Knight, Inc. (a)	870,023	64,903,716
Lam Research Corp.	488,465	288,155,273
Marsh & McLennan Companies, Inc.	1,984,031	304,826,523
MasterCard, Inc. Class A	555,331	214,568,792
Moody's Corp.	726,559	249,209,737
MSCI, Inc.	464,727	249,149,439
NICE Systems Ltd. sponsored ADR (a)(c)	793,154	203,095,013
Otis Worldwide Corp.	904,400	77,262,892
PriceSmart, Inc.	566,110	40,425,915
ResMed, Inc.	1,069,310	244,444,266
S&P Global, Inc.	634,080	263,282,698
Sherwin-Williams Co.	655,941	187,933,656
Visa, Inc. Class A	590,470	133,546,600
TOTAL UNITED STATES OF AMERICA		2,783,494,269
TOTAL COMMON STOCKS (Cost $9,088,245,897)		14,921,402,784

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	25,586,319

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	218,519,659	218,563,363
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	24,248,550	24,250,975
TOTAL MONEY MARKET FUNDS (Cost $242,814,338)		242,814,338

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $9,349,919,376)	15,189,803,441
NET OTHER ASSETS (LIABILITIES) - 0.8%	121,420,974
NET ASSETS - 100.0%	15,311,224,415

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,799,964 or 1.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,586,319 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	18,859,141

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	289,691,163	1,733,381,641	1,804,509,441	57,751	-	-	218,563,363	0.4%
Fidelity Securities Lending Cash Central Fund 0.08%	40,631,762	261,505,689	277,886,476	12,422	-	-	24,250,975	0.1%
Total	330,322,925	1,994,887,330	2,082,395,917	70,173	-	-	242,814,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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